Other disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Additional information [abstract]
Share-based payment expensed in the income statement

Share-based payment expensed in the income statement
DKK million	2021	2020	2019
Restricted stock units to employees	189	189	48
Long-term share-based incentive programme (Management Board)[1]	234	162	86
Long-term share-based incentive programme (management group below Management Board)	598	436	195
Shares allocated to individual employees	19	36	34
Share-based payment expensed in the income statement	1,040	823	363
1. In 2021, Novo Nordisk introduced a new share-based compensation programme with terms, which amortises the grant date valuation over three years (2018, 2019 and 2020 were amortised over four years). The 2021 expense includes amortisation of the 2018, 2019, 2020 and 2021 programmes.

General terms and conditions of launched programmes

General terms and conditions of launched programmes
	Restricted stock units to employees			Shares for Management Board			Shares for management group below Management Board			Shares allocated to individual employees
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Number of shares awarded in the year (million)	—	—	2.1	0.5	0.4	0.5	1.6	1.0	1.3	0.1	0.0	0.2
Value per share at launch (DKK)	—	—	307	423	411	298	423	411	298	538	391	311
Total market value at launch (DKK million)	—	—	660	223	152	152	649	416	387	71	17	48
Performance and vesting period			2019 to 2023	2021 to 2023	2020 to 2023	2019 to 2022	2021 to 2023	2020 to 2023	2019 to 2022	2021 to 2024	2020 to 2023	2019 to 2022
Allocated to recipients			Feb 2023	Feb 2024	Feb 2024	Feb 2023	Feb 2024	Feb 2024	Feb 2023	2024	2023	2022
Amortisation period	—	—	3.5 years	3 years	4 years	4 years	3 years	4 years	4 years	3 years	3 years	3 years

Outstanding restricted stock units

Outstanding restricted stock units (million)	Restricted stock units to employees			Shares for Management Board			Shares for management group below Management Board			Shares allocated to individual employees			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Outstanding at the beginning of the year	2.1	2.1	1.5	1.8	1.3	1.2	4.5	3.2	2.7	0.2	0.3	0.2	8.6	6.9	5.6
Released allocated shares	(0.1)	(0.0)	(1.4)	(0.3)	(0.1)	(0.4)	(0.6)	(0.2)	(0.7)	(0.1)	(0.1)	(0.1)	(1.1)	(0.4)	(2.6)
Cancelled allocated shares	—	—	(0.1)	—	(0.0)	(0.0)	(0.3)	(0.1)	(0.1)	(0.0)	(0.0)	(0.0)	(0.3)	(0.1)	(0.2)
Allocated in the year	—	—	2.1	0.5	0.4	0.5	1.6	1.0	1.3	0.1	0.0	0.2	2.2	1.4	4.1
Performance adjustment[1]	—	—	—	0.2	0.2	—	0.3	0.6	—	0.0	—	—	0.5	0.8	—
Outstanding at the end of the year	2.0	2.1	2.1	2.2	1.8	1.3	5.5	4.5	3.2	0.2	0.2	0.3	9.9	8.6	6.9
1. The number of shares for Management Board and management group below Management board has been adjusted as the financial and non-financial targets set by the Board are expected to be exceeded for the 2021 programme. The number of shares for Management Board and management group below Management board has been adjusted as the sales growth target set by the Board for the 2018 programme is exceeded and is expected to be exceeded for the 2019 and 2020 programmes.

Contractual obligations not recognised in the balance sheet

Contractual obligations not recognised in the balance sheet
DKK million	Current	Non-current	Total
2021
Leases[1]	145	636	781
Research and development obligations	4,196	6,357	10,553
Research and development – potential milestone payments[2]	771	4,220	4,991
Commercial product launch – potential milestone payments[2]	—	5,966	5,966
Purchase obligations relating to investments in property, plant and equipment	545	—	545
Other purchase obligations	13,407	5,998	19,405
Total obligations not recognised in the balance sheet	19,064	23,177	42,241
2020
Leases[1]	152	612	764
Research and development obligations	2,733	4,502	7,235
Research and development – potential milestone payments[2]	205	3,878	4,083
Commercial product launch – potential milestone payments[2]	—	6,105	6,105
Purchase obligations relating to investments in property, plant and equipment	339	—	339
Other purchase obligations	7,528	4,535	12,063
Total obligations not recognised in the balance sheet	10,957	19,632	30,589
1. Predominantly relates to estimated variable property taxes, leases committed but not yet commenced and low value assets.
2. Potential milestone payments are associated with uncertainty as they are linked to successful achievements in research activities.

Fair value of recognized assets and liabilities
The provisional fair value of recognised assets and liabilities is as follows:

DKK million	2021
Intellectual property rights	18,687
Other intangible assets	24
Financial assets	31
Cash	3,033
Deferred tax assets/liabilities, net	(3,480)
Other net assets	(607)
Net identifiable assets acquired	17,688
Goodwill	4,346
Purchase price	22,034
Settlement of pre-existing relationship	(145)
Fair value of existing shareholdings	(573)
Consideration transferred	21,316
Cash acquired	(3,033)
Cash used for acquisition of businesses	18,283

Material transactions with related parties

Material transactions with related parties

DKK million	2021	2020	2019
Novo Holdings A/S
Purchase of Novo Nordisk B shares	6,695	5,963	4,894
Dividend payment to Novo Holdings A/S	6,144	5,767	5,580
NNIT Group
Services provided by NNIT	593	775	941
Dividend payment from NNIT	(4)	(18)	(20)
Novozymes Group
Services provided by Novo Nordisk	(116)	(113)	(132)
Services provided by Novozymes	78	72	103
CS Solar Fund XIV
Purchase of shares by Novo Nordisk	—	—	97
Liability for capital commitment[1]	—	—	389
Distribution by CS Solar Fund XIV	—	—	(385)
1. The liability disclosed for 2019 related to capital commitment was paid in 2020 (DKK 392 million).

Fee to statutory auditors

DKK million	2021	2020	2019
Statutory audit	26	26	26
Audit-related services	3	3	4
Tax advisory services	4	9	11
Other services	4	4	4
Total fee to statutory auditors	37	42	45

Companies in the Novo Nordisk Group

Activity:	•	Sales and marketing	•	Production
	•	Research and development	•	Services/investments

Company and country	Percentage of shares owned	Activity
Parent company
Novo Nordisk A/S, Denmark		•	•	•	•
Subsidiaries by geographical area
North America Operations
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk Inc., United States	100	•
Novo Nordisk North America Operations A/S, Denmark	100				•
Novo Nordisk Pharmaceutical Industries LP, United States	100		•
Novo Nordisk Pharmatech US, Inc., United States	100	•
Novo Nordisk Pharma, Inc., United States	100	•
Novo Nordisk Research Center Indianapolis, Inc., United States	100			•
Novo Nordisk Research Center Seattle, Inc., United States	100			•
Novo Nordisk US Bio Production, Inc., United States	100		•
Novo Nordisk US Commercial Holdings, Inc., United States	100				•
Novo Nordisk US Holdings Inc., United States	100				•
Corvidia Therapeutics, Inc., United States	100			•
Dicerna Pharmaceuticals, Inc., United States	100			•
Emisphere Technologies, Inc., United States	100			•
International Operations
Novo Nordisk Pharmaceuticals A/S, Denmark	100				•
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region AAMEO and LATAM A/S, Denmark	100				•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•
EMEA
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharma GmbH, Austria	100	•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina	100	•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Denmark A/S, Denmark	100	•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Egypt LLC, Egypt	100	•
Novo Nordisk Farma OY, Finland	100	•
Novo Nordisk, France	100	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk Pharma GmbH, Germany	100	•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Neotope Neuroscience Limited, Ireland	100			•

Company and country	Percentage of shares owned	Activity
Novo Nordisk Limited, Ireland	100	•
Novo Nordisk Ltd, Israel	100	•
Novo Nordisk S.P.A., Italy	100	•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Farma dooel, North Macedonia	100	•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk B.V., Netherlands	100	•
Novo Nordisk Finance (Netherlands) B.V., Netherlands	100				•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Norway AS, Norway	100	•
Novo Nordisk Pharmaceutical Services Sp. z o.o., Poland	100	•
Novo Nordisk Pharma Sp.z.o.o., Poland	100	•
Novo Nordisk Comércio Produtos Farmacêuticos Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Limited Liability Company, Russia	100	•
Novo Nordisk Production Support LLC, Russia	100		•
Novo Nordisk Saudi for Trading, Saudi Arabia	100	•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•			•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZE, United Arab Emirates	100	•
Novo Nordisk Holding Limited, United Kingdom	100				•
Novo Nordisk Limited, United Kingdom	100	•
Ziylo Limited, United Kingdom	100			•
Region China
Novo Nordisk (China) Pharmaceuticals Co., Ltd., China	100	•	•
Novo Nordisk (Shanghai) Pharma Trading Co., Ltd., China	100	•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•
Novo Nordisk Region China A/S, Denmark	100				•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•

Company and country	Percentage of shares owned	Activity
Rest of World
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Novo Nordisk Colombia SAS, Colombia	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100			•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars, Iran	100	•	•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations (Business Area) Sdn Bhd, Malaysia	100			•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Panama S.A., Panama	100	•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Nordisk India Holding Pte Ltd., Singapore	100			•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	100	•
Novo Nordisk Venezuela Casa de Representación C.A., Venezuela	100	•
Other subsidiaries and associated companies
NNE A/S, Denmark	100			•
NNIT A/S, Denmark	18			•
CS Solar Fund XIV, LLC, United States	99			•